Fair Value Measurements (Details 2) (Living Benefits [Member])	12 Months Ended
Dec. 31, 2012
Maximum [Member]
Summary of significant unobservable inputs used for fair value measurements for living benefits liabilities
Fair value unobservable inputs Mortality	8.00%
Fair value unobservable inputs Lapse	35.00%
Fair value unobservable inputs wait period	30 years
Fair value unobservable inputs efficiency of benefit utilization	100.00%
Fair value unobservable inputs index Volatility	25.00%
Minimum [Member]
Summary of significant unobservable inputs used for fair value measurements for living benefits liabilities
Fair value unobservable inputs Mortality	0.10%
Fair value unobservable inputs Lapse	0.00%
Fair value unobservable inputs wait period	0 years
Fair value unobservable inputs efficiency of benefit utilization	70.00%
Fair value unobservable inputs index Volatility	15.00%